OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES
25. OTHER LIABILITIES
A breakdown of other liabilities is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Advances and security deposits	774,535	553,771
Deferred income	424,589	335,524
Accrued expenses	78,926	100,314
Payables to personnel	46,998	43,110
Social security payables	30,759	28,532
Other	35,809	44,970
Total other liabilities	1,391,616	1,106,221

Advances and security deposits mainly include advances received from customers for the purchase of Ferrari cars, mainly for Icona, Supercar, Special Series and other limited edition models, as well as certain Range models in selected markets. The advances are recognized in net revenues when the cars are shipped.
Deferred income primarily includes amounts received under maintenance and power warranty programs of €340,779 thousand at December 31, 2025 and €300,599 thousand at December 31, 2024, which are deferred and recognized as net revenues over the length of the maintenance program. Of the total liability related to maintenance and power warranty programs at December 31, 2025, the Group expects to recognize in net revenues approximately €96 million in 2026, €77 million in 2027, €56 million in 2028 and €112 million in periods subsequent to 2028. Deferred income also includes amounts collected under various other agreements that are dependent upon the future performance of a service or other act of the Group, primarily for Formula 1 sponsorship agreements.

Changes in contract liabilities for advances received from customers for cars and maintenance and power warranty programs are presented below.

	At December 31, 2024	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2025
	(€ thousand)
Advances from customers	547,345	1,617,385	(1,396,290)	205	768,645
Maintenance and power warranty programs	300,599	151,702	(111,695)	173	340,779

	At December 31, 2023	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2024
	(€ thousand)
Advances from customers	510,625	981,694	(945,687)	713	547,345
Maintenance and power warranty programs	262,644	136,420	(98,393)	(72)	300,599